Liquidity and Going Concern Uncertainty- Additional Information (Detail) - USD ($)												1 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 20, 2018	Aug. 13, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 30, 2018	Dec. 08, 2017	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	May 04, 2016	May 31, 2018	Feb. 29, 2016	May 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity And Managements Plans [Line Items]
Cash									$ 14,042,388						$ 8,956,200	$ 2,146,611	$ 5,879,025	$ 10,000,155	$ 14,042,388	$ 4,609,332	$ 678,855	$ 3,751,570	$ 4,572,750	$ 8,956,200	$ 5,879,025	$ 2,146,611	$ 4,609,332	$ 8,821,329
Accumulated deficit															(214,444,005)	(195,249,607)				(173,635,870)				(214,444,005)		(195,249,607)	(173,635,870)
Net loss															(6,047,784)	(5,666,573)	(5,821,306)	$ (5,693,151)	$ (4,432,707)	$ (4,186,874)	$ (4,743,076)	$ (4,594,174)	$ (4,875,198)	(18,558,028)	(15,947,164)	(21,613,737)	$ (18,399,322)
Aggregate net interest-bearing indebtedness																3,100,000										3,100,000
Aggregate net interest-bearing indebtedness due within one year																2,000,000										2,000,000
Unconditional purchase commitment aggregate amount													$ 1,062,500		404,000	611,000								$ 404,000		$ 611,000
Unconditional purchase commitment payment terms																								Quarterly		Quarterly
Unconditional purchase commitment period																								May 31, 2020		May 31, 2020
Shelf registration statement expiration period														May 21, 2018
Public offering, number of common stock and warrants issued	642,438				1,095,153
Beginning stock price	$ 3.285			$ 13.50	$ 13.50
Exercise price of unregistered warrants		$ 4.53		$ 4.53	$ 4.53	$ 25.50	$ 45.00	$ 45.00	$ 75.00		$ 117.00								$ 75.00
Net proceeds from issuance of units, net of issuance expenses	$ 2,200,000	$ 10,200,000
Warrant exercisable for share of common stock		1
Class of warrant or rights, term		5 years			5 years
Aggregate units sold under right offering		11,587
Shares issued in offering	642,438
Proceeds from issuance of common stock, net of issuance costs	$ 2,200,000							$ 2,000,000		$ 9,000,000
Proceeds from exercise of common stock warrants		$ 0					$ 0			$ 564														$ 0	7,498,535	$ 7,498,535
Proceeds from gross exercise of common stock warrants outstanding																										$ 3,200,000
Exercisable warrant available price per share																										$ 33.00
Exercisable warrant available price per share expiration period							2022-08																			2021-10
Proceeds from issuance of common stock	$ 2,500,000	$ 11,600,000					$ 2,200,000
Other non-interest bearing current liabilities																$ 2,700,000										$ 2,700,000
Shelf registration statement expiration period														2018-05
Issuance of unregistered warrants to purchase shares of common stock	762,438	2,549,140		1,095,153	1,095,153	8,208		47,821	72,000		38,784								72,000
Class of warrant or rights, expiration date						Dec. 05, 2022
Class of warrant or rights, first exercisable date						Jun. 05, 2018
Purchase of common stock by underwriters to cover overallotments, number of shares										20,904
Ally Bridge [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock								47,821
Beginning stock price								$ 45.00
Exercise price of unregistered warrants								$ 45.00
Class of warrant or rights, term								5 years
Proceeds from issuance of common stock, net of issuance costs								$ 2,000,000
Proceeds from exercise of common stock warrants							$ 0	$ 0
Exercisable warrant available price per share expiration period								2022-08
Proceeds from issuance of common stock								$ 2,200,000
Prefunded Warrants [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock	120,000
Exercise price of unregistered warrants	$ 3.275
Change in exercise price of warrants	0.01
Series A Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Shares issued in offering		11,587
Warrants [Member]
Liquidity And Managements Plans [Line Items]
Aggregate warrants sold under right offering		2,549,140
Class of warrant or rights, expiration date																										Dec. 05, 2022
Class of warrant or rights, first exercisable date																										Jun. 05, 2018
Shelf Registration Statement [Member]
Liquidity And Managements Plans [Line Items]
Shelf registration statement expiration period												May 31, 2021
Minimum public float limit for offering												$ 75,000,000		$ 75,000,000
Public offering, number of common stock and warrants issued											55,406
Beginning stock price											$ 90.00
Exercise price of unregistered warrants											$ 117.00
Class of warrant or rights, term											5 years
Proceeds from issuance of common stock, net of issuance costs											$ 4,300,000
Proceeds from exercise of common stock warrants											0
Proceeds from gross exercise of common stock warrants outstanding											$ 4,500,000
Exercisable warrant available price per share											$ 117.00
Exercisable warrant available price per share expiration period											2021-05
Shelf registration statement expiration period														2018-05
Placement agent agreement, effective date											Apr. 25, 2016
Securities purchase agreement, effective date											Apr. 29, 2016
Issuance of unregistered warrants to purchase shares of common stock											38,784
Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Exercise price of unregistered warrants	$ 3.16
Warrant exercisable for share of common stock	1
Class of warrant or rights, term	5 years
Follow-on Public Offering [Member]
Liquidity And Managements Plans [Line Items]
Public offering, number of common stock and warrants issued					1,095,153
Beginning stock price				$ 13.50	$ 13.50
Exercise price of unregistered warrants	$ 3.16	$ 4.53		$ 4.53	$ 4.53
Class of warrant or rights, term	5 years	5 years			5 years
Proceeds from issuance of common stock, net of issuance costs					$ 13,300,000
Proceeds from exercise of common stock warrants			$ 0		0
Proceeds from gross exercise of common stock warrants outstanding					$ 16,400,000
Exercisable warrant available price per share					$ 15.00
Exercisable warrant available price per share expiration period					2023-01
April 2014 Credit Facility [Member]
Liquidity And Managements Plans [Line Items]
Aggregate net interest-bearing indebtedness															1,700,000		3,300,000							1,700,000	3,300,000
Aggregate net interest-bearing indebtedness due within one year															$ 693,000		$ 2,400,000							$ 693,000	$ 2,400,000
Minimum [Member]
Liquidity And Managements Plans [Line Items]
Unconditional purchase commitment, quarterly payment amount													$ 62,500
Maximum [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock				1,095,153	1,095,153
Purchase of common stock by underwriters to cover overallotments, number of shares										45,500
Maximum [Member] | Prefunded Warrants [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock	120,000
Maximum [Member] | Shelf Registration Statement [Member]
Liquidity And Managements Plans [Line Items]
Aggregate offering price												$ 50,000,000		$ 50,000,000
Maximum [Member] | Follow-on Public Offering [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock				1,095,153	1,095,153
Subsequent Event [Member]
Liquidity And Managements Plans [Line Items]
Beginning stock price	$ 3.285
Exercise price of unregistered warrants		$ 4.53		$ 4.53	$ 4.53
Net proceeds from issuance of units, net of issuance expenses	$ 2,200,000	$ 10,200,000
Warrant exercisable for share of common stock		1
Shares issued in offering	642,438
Aggregate warrants sold under right offering		11,587
Subsequent Event [Member] | Series A Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Shares issued in offering		11,587
Subsequent Event [Member] | Warrants [Member]
Liquidity And Managements Plans [Line Items]
Exercise price of unregistered warrants				15.00	$ 15.00
Class of warrant or rights, term					5 years
Aggregate warrants sold under right offering		2,549,140
Subsequent Event [Member] | Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Exercise price of unregistered warrants	$ 3.16
Warrant exercisable for share of common stock	1
Class of warrant or rights, term	5 years
Subsequent Event [Member] | Follow-on Public Offering [Member]
Liquidity And Managements Plans [Line Items]
Beginning stock price				13.50	$ 13.50
Exercise price of unregistered warrants				$ 15.00	$ 15.00
Class of warrant or rights, term					5 years
Proceeds from issuance of common stock, net of issuance costs				$ 13,300,000	$ 13,300,000
Proceeds from exercise of common stock warrants			$ 0		0
Proceeds from gross exercise of common stock warrants outstanding					$ 16,400,000
Exercisable warrant available price per share					$ 4.53
Exercisable warrant available price per share expiration period					2023-01
Subsequent Event [Member] | Maximum [Member] | Warrants [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock				1,095,153	1,095,153
Subsequent Event [Member] | Maximum [Member] | Follow-on Public Offering [Member]
Liquidity And Managements Plans [Line Items]
Issuance of warrants to purchase shares of common stock				1,095,153	1,095,153
Roth Capital Partners, LLC, WestPark Capital and Chardan Capital [Member]
Liquidity And Managements Plans [Line Items]
Beginning stock price									$ 64.50										$ 64.50
Exercise price of unregistered warrants									$ 75.00										$ 75.00
Shares issued in offering									144,000
Proceeds from issuance of common stock, net of issuance costs									$ 8,600,000
Proceeds from exercise of common stock warrants									$ 0
Placement agent agreement, effective date									Mar. 28, 2017
Issuance of unregistered warrants to purchase shares of common stock									72,000										72,000
Class of warrant or rights, expiration date									Oct. 01, 2022
Dawson James Securities, Inc and WestPark Capital [Member]
Liquidity And Managements Plans [Line Items]
Beginning stock price						$ 20.40
Exercise price of unregistered warrants						$ 25.50
Shares issued in offering						164,166
Proceeds from issuance of common stock, net of issuance costs						$ 2,900,000
Placement agent agreement, effective date						Dec. 05, 2017
Issuance of unregistered warrants to purchase shares of common stock						8,208
Class of warrant or rights, expiration date						Dec. 05, 2022
Class of warrant or rights, first exercisable date						Jun. 05, 2018